Share-Based Compensation (Summary Of Plan Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Cash used to settle exercised CAD awards	$ 344	$ 7,857	$ 5,811
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit Based Compensation Arrangement By Unit Based Payment Award Weighted Average Fair Value	$ 0.93
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance	1,018,306	2,129,221	2,923,582
Exercised, Units	(119,464)	(1,022,347)	(696,067)
Forfeited, Units	(25,304)	(88,568)	(98,294)
Number of units outstanding, ending balance	873,538	1,018,306	2,129,221	2,923,582
Number of units exercisable, ending balance	664,392
Number of units exercisable, ending balance	664,392
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted-average base value, beginning balance	$ 6.77	$ 6.76	$ 6.22	$ 5.82
Exercised, Weighted-average base value	$ 6.79	$ 5.69	$ 4.61
Forfeited, Weighted-average base value	$ 6.25	$ 6.32	$ 5.62
Outstanding, Weighted-average base value, ending balance	$ 6.77	$ 6.76	$ 6.22	$ 5.82
Exercisable, Weighted-average base value	$ 7.15
Outstanding, Weighted-average fair value	$ 0.93	$ 5.23	$ 5.79	$ 14.44
Exercisable, Weighted-average fair value	$ 0.75
2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Class A shares issued in connection with partial vesting	274,314	338,014
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Class A shares issued in connection with partial vesting	74,303
Stock Option [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit Based Compensation Arrangement By Unit Based Payment Award Weighted Average Fair Value	$ 4.94
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance	2,433,888	2,464,434	1,879,847
Granted, Units	247,475	431,726	584,587
Forfeited, Units	(130,528)	(462,272)
Number of units outstanding, ending balance	2,550,835	2,433,888	2,464,434	1,879,847
Number of units exercisable, ending balance	1,104,516
Number of units exercisable, ending balance	1,104,516
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted-average base value, beginning balance	$ 17.62	$ 18.57	$ 19.58	$ 21.20
Granted, Weighted-average base value	$ 8.58	$ 14.31	$ 14.35
Forfeited, Weighted-average base value	$ 18.14	$ 19.97
Outstanding, Weighted-average base value, ending balance	$ 17.62	$ 18.57	$ 19.58	$ 21.20
Exercisable, Weighted-average base value	$ 19.99
Outstanding, Weighted-average fair value	$ 4.94	$ 5.26	$ 5.47	$ 5.55
Grant, Weighted-average fair value	$ 1.98	$ 4.19	$ 5.22
Forfeitures, Weighted-average fair value	$ 5.27	$ 5.41
Exercisable, Weighted-average fair value	$ 5.48
Reclassified accumulated recorded compensation expense, common stock upon issuance	5,815	7,166
Stock Option [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Reclassified accumulated recorded compensation expense, common stock upon issuance	$ 1,066
Restricted Share Units [Member]
Restricted Stock Unit Activity [Roll Forward]
Vested, Units	(74,303)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted-average base value, beginning balance	$ 8.58	$ 14.31	$ 14.35
Outstanding, Weighted-average base value, ending balance	$ 8.58	$ 14.31	$ 14.35
Vested, Weighted-average fair value	$ 14.35
Restricted Share Units [Member] | 2011 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit Based Compensation Arrangement By Unit Based Payment Award Weighted Average Fair Value	$ 14.38
Restricted Stock Unit Activity [Roll Forward]
Number of units outstanding, beginning balance	942,068	1,224,761	1,013,592
Granted, Units	317,351	213,600	211,169
Vested, Units	(274,314)	(338,014)
Forfeited, Units	(47,947)	(158,279)
Number of units outstanding, ending balance	862,855	942,068	1,224,761	1,013,592
Number of units exercisable, ending balance	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted-average base value, beginning balance	$ 14.38	$ 18.36	$ 20.02	$ 21.20
Granted, Weighted-average base value		$ 14.31	$ 14.35
Outstanding, Weighted-average base value, ending balance	$ 14.38	$ 18.36	$ 20.02	$ 21.20
Exercisable, Weighted-average base value	$ 0.00
Grant, Weighted-average fair value	$ 8.58
Vested, Weighted-average fair value	$ 21.20	$ 21.20
Forfeitures, Weighted-average fair value	$ 15.11	$ 19.70